Revenue From Contracts With Customers (Details) - Schedule of contract assets and liabilities consisted - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of contract assets and liabilities consisted [Abstract]
Contract assets, current	$ 223,386	$ 48,234
Contract liabilities, current	$ (571,950)	(1,422,685)
Net contract liabilities		$ (1,374,451)